Segment Information (Schedule Of Selected Information By Segment In The Statement Of Operations) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 AVC Networks [Member] JPY (¥)	Mar. 31, 2011 AVC Networks [Member] JPY (¥)	Mar. 31, 2010 AVC Networks [Member] JPY (¥)	Mar. 31, 2012 Appliances [Member] JPY (¥)	Mar. 31, 2011 Appliances [Member] JPY (¥)	Mar. 31, 2010 Appliances [Member] JPY (¥)	Mar. 31, 2012 Systems & Communications [Member] JPY (¥)	Mar. 31, 2011 Systems & Communications [Member] USD ($)	Mar. 31, 2011 Systems & Communications [Member] JPY (¥)	Mar. 31, 2010 Systems & Communications [Member] JPY (¥)	Mar. 31, 2012 Eco Solutions [Member] JPY (¥)	Mar. 31, 2011 Eco Solutions [Member] USD ($)	Mar. 31, 2011 Eco Solutions [Member] JPY (¥)	Mar. 31, 2010 Eco Solutions [Member] JPY (¥)	Mar. 31, 2012 Automotive Systems [Member] JPY (¥)	Mar. 31, 2011 Automotive Systems [Member] JPY (¥)	Mar. 31, 2010 Automotive Systems [Member] JPY (¥)	Mar. 31, 2012 Industrial Devices [Member] JPY (¥)	Mar. 31, 2011 Industrial Devices [Member] JPY (¥)	Mar. 31, 2010 Industrial Devices [Member] JPY (¥)	Mar. 31, 2012 Energy [Member] JPY (¥)	Mar. 31, 2011 Energy [Member] USD ($)	Mar. 31, 2011 Energy [Member] JPY (¥)	Mar. 31, 2010 Energy [Member] JPY (¥)	Mar. 31, 2012 Other [Member] JPY (¥)	Mar. 31, 2011 Other [Member] USD ($)	Mar. 31, 2011 Other [Member] JPY (¥)	Mar. 31, 2010 Other [Member] JPY (¥)	Mar. 31, 2012 Eliminations [Member] JPY (¥)	Mar. 31, 2011 Eliminations [Member] JPY (¥)	Mar. 31, 2010 Eliminations [Member] JPY (¥)	Mar. 31, 2012 Corporate And Eliminations [Member] JPY (¥)	Mar. 31, 2011 Corporate And Eliminations [Member] JPY (¥)	Mar. 31, 2010 Corporate And Eliminations [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] AVC Networks [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] AVC Networks [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] AVC Networks [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] Appliances [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] Appliances [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] Appliances [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] Systems & Communications [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] Systems & Communications [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] Systems & Communications [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] Eco Solutions [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] Eco Solutions [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] Eco Solutions [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] Automotive Systems [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] Automotive Systems [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] Automotive Systems [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] Industrial Devices [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] Industrial Devices [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] Industrial Devices [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] Energy [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] Energy [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] Energy [Member] JPY (¥)	Mar. 31, 2012 Customers [Member] Other [Member] JPY (¥)	Mar. 31, 2011 Customers [Member] Other [Member] JPY (¥)	Mar. 31, 2010 Customers [Member] Other [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] AVC Networks [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] AVC Networks [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] AVC Networks [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] Appliances [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] Appliances [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] Appliances [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] Systems & Communications [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] Systems & Communications [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] Systems & Communications [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] Eco Solutions [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] Eco Solutions [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] Eco Solutions [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] Automotive Systems [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] Automotive Systems [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] Automotive Systems [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] Industrial Devices [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] Industrial Devices [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] Industrial Devices [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] Energy [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] Energy [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] Energy [Member] JPY (¥)	Mar. 31, 2012 Inter Segment [Member] Other [Member] JPY (¥)	Mar. 31, 2011 Inter Segment [Member] Other [Member] JPY (¥)	Mar. 31, 2010 Inter Segment [Member] Other [Member] JPY (¥)
Segment Reporting Information [Line Items]
Sales	¥ 7,846,216		¥ 8,692,672	¥ 7,417,980	¥ 1,713,475	¥ 2,156,759	¥ 2,184,856	¥ 1,534,183	¥ 1,482,880	¥ 1,274,295	¥ 840,860		¥ 938,147	¥ 1,003,984	¥ 1,525,813		¥ 1,526,542	¥ 1,311,104	¥ 653,247	¥ 611,632	¥ 574,080	¥ 1,404,570	¥ 1,670,955	¥ 1,529,545	¥ 614,885		¥ 637,015	¥ 340,916	¥ 1,880,861		¥ 2,304,770	¥ 1,548,597	¥ (2,321,678)	¥ (2,636,028)	¥ (2,349,397)				¥ 1,451,410	¥ 1,812,495	¥ 1,874,278	¥ 1,133,104	¥ 1,074,046	¥ 941,176	¥ 637,931	¥ 717,541	¥ 772,201	¥ 1,256,633	¥ 1,253,165	¥ 1,059,616	¥ 624,878	¥ 573,170	¥ 550,178	¥ 1,152,872	¥ 1,354,817	¥ 1,216,981	¥ 319,877	¥ 315,495	¥ 104,447	¥ 1,269,511	¥ 1,591,943	¥ 899,103	¥ 262,065	¥ 344,264	¥ 310,578	¥ 401,079	¥ 408,834	¥ 333,119	¥ 202,929	¥ 220,606	¥ 231,783	¥ 269,180	¥ 273,377	¥ 251,488	¥ 28,369	¥ 38,462	¥ 23,902	¥ 251,698	¥ 316,138	¥ 312,564	¥ 295,008	¥ 321,520	¥ 236,469	¥ 611,350	¥ 712,827	¥ 649,494
Segment profit (loss)	43,725		305,254	190,453	(67,853)	27,342	14,572	81,470	84,032	56,363	17,341		47,558	37,860	58,859		57,905	30,348	4,941	22,678	22,307	(16,599)	69,940	55,400	(20,880)		(15,232)	711	23,576		60,850	22,381				(37,130)	(49,819)	(49,489)
Interest income	13,388		11,593	12,348
Dividends received	6,129		6,323	6,746
Other income	44,124		59,050	47,896
Interest expense	(28,404)		(27,524)	(25,718)
Impairment losses of long-lived assets	(399,259)	(34,692)	(34,692)	(79,259)								(2,004)				(4,176)		(6,935)							(99,183)	(8,561)		(19,629)		(3,056)
Goodwill impairment	(163,902)			(3,745)																					(73,387)				(10,504)
Other deductions	(328,645)		(141,197)	(178,036)
Income (loss) before income taxes	¥ (812,844)		¥ 178,807	¥ (29,315)